9. Segment and Geographic Information (June 2018 Note) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Revenues	$ 4,369,000	$ 3,835,000	$ 16,658,000	$ 12,825,000
Product [Member]
Revenues	4,095,000	3,603,000	$ 15,663,000	$ 11,957,000
Product [Member] | UNITED STATES
Revenues	1,971,000	1,859,000
Product [Member] | Latin America [Member]
Revenues	1,079,000	569,000
Product [Member] | Europe and Rest of the World [Member]
Revenues	$ 1,045,000	$ 1,175,000